United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 11/30/09

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount or Shares			Value
		U.S. Treasury – 22.0%
$3,600,000		Notes, 0.875%, 4/30/2011-5/31/2011	$3,624,047
4,000,000		Notes, 2.250%, 5/31/2014	4,082,344
14,000,000		Notes, 2.625%, 6/30/2014	14,503,125
10,000,000		Notes, 3.125%, 5/15/2019	9,959,393
21,700,000		Notes, 4.250%, 10/15/2010	22,456,110
11,600,000		Notes, 4.750%, 1/31/2012	12,603,481
9,000,000		Bonds, 5.375%, 2/15/2031	10,610,156
9,250,000		Bonds, 6.000%, 2/15/2026	11,585,625
10,000,000		Bonds, 8.125%, 5/15/2021	14,381,250
		TOTAL U.S. TREASURY (IDENTIFIED COST $98,088,292)	103,805,531
		Government Agencies – 13.0%
		Federal Home Loan Bank System – 1.8%
8,500,000		1.625%, 1/21/2011	8,623,343
		Federal Home Loan Mortgage Corporation – 7.9%
13,000,000		3.000%, 7/28/2014	13,493,432
5,000,000		4.750%, 3/5/2012	5,419,941
15,000,000		5.125%, 8/23/2010	15,517,339
2,500,000		5.625%, 11/23/2035	2,595,150
		TOTAL	37,025,862
		Federal National Mortgage Association – 3.3%
10,000,000		3.000%, 9/29/2014	10,162,651
5,000,000		6.000%, 5/15/2011	5,398,442
		TOTAL	15,561,093
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $59,522,787)	61,210,298
		Mortgage-Backed Securities – 55.2%
		Federal Home Loan Mortgage Corporation – 29.8%
30,396,071	[1]	4.500%, 4/1/2024-1/1/2040	31,113,384
44,004,504	[1]	5.000%, 2/1/2019-12/1/2039	46,342,552
43,337,678	[1]	5.500%, 4/1/2021-12/1/2039	46,295,446
7,538,645		6.000%, 9/1/2021-10/1/2038	8,132,984
7,137,752		7.000%, 9/1/2030-4/1/2032	7,879,753
385,585		7.500%, 6/1/2012-12/1/2015	419,269
248,115		8.000%, 2/1/2031	277,779
		TOTAL	140,461,167
		Federal National Mortgage Association – 24.8%
16,995,252		4.500%, 12/1/2019	18,016,279
18,363,655	[1]	5.000%, 12/1/2023-7/1/2034	19,420,598
34,717,866		5.500%, 9/1/2034-4/1/2036	37,063,352
27,769,995		6.000%, 5/1/2016-11/1/2037	29,960,058
9,080,342		6.500%, 7/1/2036-9/1/2037	9,838,298

Principal Amount or Shares		Value
565,139	7.000%, 1/1/2031-3/1/2032	626,310
1,185,491	7.500%, 7/1/2028-2/1/2030	1,325,338
297,118	8.000%, 2/1/2030-1/1/2031	332,712
	TOTAL	116,582,945
	Government National Mortgage Association – 0.6%
231,583	5.500%, 12/20/2014-5/20/2018	251,696
133,468	6.000%, 12/15/2013-5/15/2024	144,495
73,415	6.500%, 9/15/2013-5/20/2016	78,274
237,375	7.000%, 4/20/2016-10/15/2028	260,987
196,656	7.500%, 7/15/2029-1/15/2031	216,627
30,481	8.000%, 6/15/2017	33,401
90,581	8.500%, 12/15/2029-2/15/2030	102,537
324,403	10.500%, 3/15/2016	370,641
217,047	11.000%, 3/15/2010-10/15/2019	253,072
572,594	12.000%, 5/15/2011-1/15/2016	647,312
177,942	12.500%, 4/15/2010-5/15/2015	201,728
25,921	13.000%, 3/15/2011-11/15/2014	29,398
	TOTAL	2,590,168
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $240,383,595)	259,634,280
	Collateralized Mortgage Obligations – 12.2%
2,142,675	Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,056,458
6,900,833	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.569%, 5/15/2036	6,802,876
4,061,744	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.549%, 6/15/2036	4,010,019
8,216,085	Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.619%, 7/15/2036	8,110,758
1,688,554	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.639%, 8/15/2036	1,668,493
4,484,943	Federal Home Loan Mortgage Corp. REMIC 3260 PF, 0.539%, 1/15/2037	4,381,742
1,083,340	Federal National Mortgage Association REMIC 2005-63 FC, 0.486%, 10/25/2031	1,062,518
3,197,059	Federal National Mortgage Association REMIC 2006-104 FY, 0.576%, 11/25/2036	3,152,293
1,935,176	Federal National Mortgage Association REMIC 2006-43 FL, 0.636%, 6/25/2036	1,906,391
5,282,691	Federal National Mortgage Association REMIC 2006-58 FP, 0.536%, 7/25/2036	5,205,064
3,736,741	Federal National Mortgage Association REMIC 2006-81 FB, 0.586%, 9/25/2036	3,680,295
2,064,995	Federal National Mortgage Association REMIC 2006-93 FM, 0.616%, 10/25/2036	2,031,091
7,340,462	Federal National Mortgage Association REMIC 397 2, 5.000%, 9/25/2039	1,399,381
2,856,609	First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,572,424
3,730,894	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.437%, 5/19/2047	1,770,687
4,525,141	Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,780,481
3,909,827	Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,043,837
1,949,548	Washington Mutual 2006-AR1, Class 2A1B, 1.702%, 1/25/2046	709,918
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $63,055,333)	57,344,726
	Commercial Mortgage-Backed Securities – 0.9%
3,560,000	Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,050,672

Principal Amount or Shares			Value
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,211,387
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,834,436)	4,262,059
		FDIC Guaranteed Debt securities – 4.3%
12,000,000		Citibank NA, New York, 1.375%, 8/10/2011	12,134,574
2,900,000		Citibank NA, New York, 1.500%, 7/12/2011	2,937,366
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,215,447
		TOTAL FDIC GUARANTEED DEBT SECURITIES (IDENTIFIED COST $18,927,791)	20,287,387
		Mutual Fund – 2.5%
11,799,155	[2,3]	Government Obligations Fund, Institutional Shares, 0.06%(AT NET ASSET VALUE)	11,799,155
		Repurchase Agreement – 1.0%
4,643,000	[4]	Interest in $12,449,000 joint repurchase agreement 0.11%, dated 11/17/2009 under which UBS Securities LLC will repurchase securities provided as collateral for $12,450,141 on 12/17/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2039 and the market value of those underlying securities was $12,703,673 (segregated pending settlement of dollar-roll transactions). (AT COST)	4,643,000
		TOTAL INVESTMENTS — 111.1% (IDENTIFIED COST $501,254,389)[5]	522,986,436
		OTHER ASSETS AND LIABILITIES - NET — (11.1)%[6]	(52,330,753)
		TOTAL NET ASSETS — 100%	$470,655,683
1	All or a portion of these securities may be subject to dollar-roll transactions.
2	Affiliated company.
3	7-Day net yield.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	At November 30, 2009, the cost of investments for federal tax purposes was $502,359,008. The net unrealized appreciation of investments for federal tax purposes was $20,627,428. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,972,083 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,344,655.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
  The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$103,805,531	$ —	$103,805,531
Government Agencies	—	61,210,298	—	61,210,298
Mortgage-Backed Securities	—	259,634,280	—	259,634,280
Collateralized Mortgage Obligations	—	57,344,726	—	57,344,726
Commercial Mortgage-Backed Securities	—	4,262,059	—	4,262,059
FDIC Guaranteed Debt Securities	—	20,287,387	—	20,287,387
Mutual Fund	11,799,155	—	—	11,799,155
Repurchase Agreements	—	4,643,000	—	4,643,000
TOTAL SECURITIES	$11,799,155	$511,187,281	$ —	$522,986,436
  The following acronym is used throughout this portfolio:
  REMIC — Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010